Schedule of Investments (unaudited)	iShares® U.S. Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 98.8%
U.S. Treasury Note/Bond
0.25%, 05/15/24	$1,114	$1,098,062
0.25%, 05/31/25	103,832	98,165,856
0.25%, 07/31/25	14,627	13,750,711
0.25%, 08/31/25	330,453	309,760,962
0.25%, 10/31/25	321,717	299,950,834
0.38%, 08/15/24	657	640,513
0.38%, 11/30/25	537,289	500,769,765
0.38%, 07/31/27	45,094	39,876,483
0.50%, 03/31/25	585	558,104
0.50%, 02/28/26	377,871	350,298,225
0.50%, 05/31/27	121,043	108,078,159
0.50%, 08/31/27	26,908	23,843,011
0.63%, 07/31/26	221,778	203,741,212
0.63%, 12/31/27	231,605	204,110,600
0.63%, 05/15/30	11,809	9,661,699
0.63%, 08/15/30	154,391	125,279,691
0.75%, 03/31/26	133,565	124,283,276
0.75%, 04/30/26	70,694	65,599,061
0.75%, 05/31/26	70,840	65,585,111
0.75%, 08/31/26	447,784	411,751,381
0.75%, 01/31/28	11,221	9,916,559
0.88%, 06/30/26	132,080	122,462,925
0.88%, 09/30/26	122,560	112,913,464
1.00%, 12/15/24(a)	920	890,064
1.00%, 07/31/28	149,235	131,559,980
1.13%, 01/15/25	4,432	4,282,593
1.13%, 02/28/25	65,460	63,035,934
1.13%, 10/31/26	128,871	119,195,330
1.13%, 08/31/28	14,298	12,652,613
1.13%, 05/15/40	87,137	55,308,041
1.13%, 08/15/40	105,135	66,066,796
1.25%, 11/30/26	127,630	118,246,831
1.25%, 03/31/28	209,755	188,500,920
1.25%, 06/30/28	80,094	71,568,369
1.25%, 09/30/28	228,501	202,964,229
1.25%, 08/15/31	59,693	49,405,284
1.38%, 10/31/28	151,558	135,164,871
1.38%, 12/31/28	36,001	31,998,701
1.38%, 11/15/31	1,371,749	1,138,658,582
1.38%, 11/15/40	114,302	74,671,484
1.38%, 08/15/50	57,169	30,759,602
1.50%, 02/15/25	260,419	251,904,520
1.50%, 08/15/26	117,644	110,378,846
1.50%, 11/30/28	407,000	364,535,272
1.50%, 02/15/30	25	21,354
1.63%, 02/15/26	180,646	171,613,700
1.63%, 05/15/26	596,118	563,773,943
1.63%, 09/30/26	38,685	36,351,623
1.63%, 08/15/29	45,094	40,154,798
1.63%, 05/15/31	194,309	166,528,971
1.63%, 11/15/50	76,441	44,016,280
1.88%, 07/31/26	52,146	49,441,305
1.88%, 02/15/32	209,031	179,562,529
1.88%, 02/15/41	142,989	101,226,017
1.88%, 02/15/51	1,340,371	822,652,701
1.88%, 11/15/51	99,158	60,590,961
2.00%, 02/15/25	378,894	368,415,213
2.00%, 08/15/25	262,705	253,459,402
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 11/15/26	$111,100	$105,193,284
2.00%, 02/15/50	3,045	1,943,668
2.00%, 08/15/51	123,245	77,865,806
2.13%, 05/15/25	321,955	312,422,500
2.25%, 11/15/25	24,293	23,446,637
2.25%, 02/15/27	535,646	509,052,107
2.25%, 08/15/27	103,372	97,609,535
2.25%, 11/15/27	311,141	292,873,808
2.25%, 05/15/41	72,739	54,622,443
2.25%, 08/15/49	1,573	1,068,984
2.25%, 02/15/52	93,035	62,446,110
2.38%, 08/15/24	982	968,179
2.38%, 04/30/26	13,703	13,188,795
2.38%, 05/15/27	74,182	70,553,846
2.38%, 03/31/29	24,784	23,035,380
2.38%, 05/15/29	252,325	234,229,031
2.38%, 05/15/51	18,727	12,961,409
2.50%, 02/28/26	22,626	21,867,676
2.50%, 02/15/46	4,431	3,262,445
2.50%, 05/15/46	517,289	380,045,762
2.63%, 02/15/29	684,371	644,859,265
2.63%, 07/31/29	205,220	192,337,728
2.75%, 05/15/25	359,479	351,615,397
2.75%, 06/30/25	160,730	157,057,069
2.75%, 08/31/25	22,626	22,069,188
2.75%, 04/30/27	16,087	15,490,842
2.75%, 07/31/27	1,996	1,917,491
2.75%, 02/15/28	598,827	572,768,672
2.75%, 08/15/32	121,657	111,140,323
2.75%, 11/15/42	446,551	356,229,165
2.75%, 08/15/47	13,899	10,598,692
2.75%, 11/15/47	50,397	38,362,748
2.88%, 04/30/25	2,612	2,558,250
2.88%, 06/15/25	42,995	42,090,047
2.88%, 07/31/25	22,626	22,125,753
2.88%, 11/30/25	39,709	38,728,684
2.88%, 05/15/28	368,291	353,386,532
2.88%, 08/15/28	5,352	5,125,943
2.88%, 05/15/32	126,064	116,589,502
2.88%, 05/15/43	44,147	35,755,702
2.88%, 08/15/45	103,413	82,064,030
2.88%, 11/15/46	282,188	221,605,764
2.88%, 05/15/49	12,407	9,622,210
2.88%, 05/15/52	5,368	4,146,990
3.00%, 07/15/25	20,834	20,418,232
3.00%, 10/31/25	33,296	32,567,650
3.00%, 11/15/44	10,793	8,804,305
3.00%, 02/15/47	2,779	2,227,976
3.00%, 02/15/48	149,306	118,966,555
3.00%, 08/15/48	40,363	32,118,542
3.00%, 08/15/52	119,664	94,894,487
3.13%, 08/15/25	85,964	84,342,101
3.13%, 11/15/28	754,210	729,344,446
3.13%, 08/31/29	161,388	155,071,174
3.13%, 02/15/43	102,440	86,509,527
3.25%, 08/31/24(a)	1,911	1,890,619
3.25%, 06/30/29	2,356	2,281,363
3.38%, 05/15/33	181,358	173,338,194
3.38%, 05/15/44	62,744	54,569,688
3.38%, 11/15/48	28,725	24,447,838
3.50%, 01/31/30	126,194	123,399,000

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
3.50%, 02/15/33	$199,692	$192,898,274
3.50%, 02/15/39	18,727	17,493,294
3.63%, 05/15/26	206,180	203,924,609
3.63%, 03/31/30	134,899	132,727,969
3.63%, 08/15/43	35	31,753
3.63%, 02/15/53	68,576	61,568,749
3.63%, 05/15/53	102,973	92,531,343
3.75%, 05/31/30	74,350	73,635,543
3.75%, 06/30/30	75,197	74,477,837
3.75%, 12/31/30	56,386	55,813,726
3.75%, 11/15/43	515,482	475,190,018
3.88%, 01/15/26	159,584	158,511,795
3.88%, 09/30/29	54,277	54,162,509
3.88%, 11/30/29	73,357	73,207,794
3.88%, 12/31/29	113,793	113,539,633
3.88%, 08/15/33	110,533	109,877,008
3.88%, 08/15/40	27,043	25,978,278
4.00%, 01/15/27	200,000	199,953,124
4.00%, 02/29/28	219,980	220,607,286
4.00%, 02/28/30	181,792	182,580,239
4.00%, 07/31/30	75,198	75,535,301
4.00%, 11/15/52	162,843	156,456,501
4.13%, 06/15/26	84,061	84,080,902
4.13%, 08/31/30	48,578	49,132,295
4.13%, 11/15/32	145,908	147,823,042
4.13%, 08/15/53	70,917	69,731,160
4.25%, 12/31/24	950	945,324
4.25%, 05/31/25	91,413	91,098,967
4.25%, 05/15/39	11,864	12,052,619
4.25%, 11/15/40	27,910	28,050,238
4.38%, 08/15/26	90,376	91,007,725
4.38%, 12/15/26	200,000	201,906,250
4.38%, 08/31/28	99,046	101,046,469
4.38%, 11/30/30	55,452	56,924,430
4.38%, 02/15/38	127,680	132,522,863
4.38%, 11/15/39	192,186	197,396,043
4.38%, 05/15/40	18,727	19,151,693
4.38%, 08/15/43	34,449	34,696,804
4.50%, 11/15/25	145,452	145,934,946
4.50%, 07/15/26	140,031	141,338,624
4.50%, 11/15/33	183,418	191,529,037
4.50%, 05/15/38	2,764	2,900,149
4.63%, 06/30/25	41,501	41,597,967
Security	Par (000)	Value

U.S. Government Obligations (continued)
4.63%, 09/15/26	$95,347	$96,650,775
4.63%, 10/15/26	95,901	97,290,613
4.63%, 11/15/26	100,030	101,561,709
4.63%, 09/30/30	112,352	116,920,376
4.75%, 02/15/41	49,579	52,778,608
4.75%, 11/15/53	46,986	51,302,730
4.88%, 10/31/30	110,150	116,276,988
5.00%, 08/31/25	96,879	97,775,484
5.00%, 05/15/37	37,490	41,470,384
5.50%, 08/15/28	2,216	2,365,061
6.13%, 11/15/27	300,366	323,409,812
U.S. Treasury STRIPS
0.00%, 02/15/29(b)(c)	41,035	33,697,822
0.00%, 08/15/35(b)(c)	14,870	9,226,478
0.00%, 08/15/36(b)(c)	62,458	36,916,018
0.00%, 05/15/43(b)(c)	29,846	12,452,702
		22,515,414,102

Total Long-Term Investments — 98.8%
(Cost: $24,309,936,184)		22,515,414,102

	Shares

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	187,935,504	187,935,504

Total Short-Term Securities — 0.8%
(Cost: $187,935,504)		187,935,504

Total Investments — 99.6%
(Cost: $24,497,871,688)		22,703,349,606

Other Assets Less Liabilities — 0.4%		85,991,720

Net Assets — 100.0%		$22,789,341,326

(a)	All or a portion of this security is on loan.
(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$35,890,000	$152,045,504	(a)	$—	$—	$—	$187,935,504	187,935,504	$2,473,774	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Treasury Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$22,515,414,102	$—	$22,515,414,102
Short-Term Securities
Money Market Funds	187,935,504	—	—	187,935,504
	$187,935,504	$22,515,414,102	$—	$22,703,349,606

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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